UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________

FORM N-Q

______________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03287

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New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)

______________

150 Broadhollow Road, Suite 306
Melville, New York 11747

(Address of principal executive offices) (Zip code)

David J. Schoenwald, President
New Alternatives Fund, Inc.
150 Broadhollow Road, Suite 306
Melville, New York 11747

(Name and address of agent for service)

631-423-7373

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

NEW ALTERNATIVES FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Market Value
COMMON STOCKS: 81.03%
Alternate Energy as a Group-53.40%
Alternate Energy (Wind & Hydro Power
Producers & Waves)-7.92%
Brookfield Asset Management, Inc., Class A (Canada)	100,000	$4,434,000
Canadian Hydro Developers, Inc. (Canada)*	400,000	1,914,579
Ocean Power Technologies, Inc. (United Kingdom)*	10,000	12,889
Renewable Energy Holdings PLC (United Kingdom)*	50,000	37,359
TrustPower Ltd. (New Zealand)	350,000	1,510,482
		7,909,309
Alternate Energy (Fuel Cell)-0.17%
FuelCell Energy, Inc.*	15,000	114,150
Medis Technologies Ltd.*	2,000	49,420
		163,570
Alternate Energy (Solar Cell)-19.06%
Conergy AG (Germany)	60,000	2,895,037
Kyocera Corp. (ADR) (Japan)	25,000	2,138,500
Q-Cells AG (Germany)	100,000	4,091,612
Renewable Energy Corp. AS (Norway)*	225,000	3,486,151
Sharp Corp. Ltd. (ADR) (Japan)	150,000	2,572,740
Solarworld AG (Germany)	70,000	3,842,188
		19,026,228
Alternate Energy (Wind Turbines/Wind
Projects)-11.84%
Acciona (Spain)	30,000	4,560,310
Gamesa Corporacion Techologica (Spain)	210,000	4,596,793
Vestas Wind Systems (Denmark)	100,000	2,666,938
		11,824,041
Alternate Energy (Biomass)-5.38%
Abengoa (Spain)	175,000	4,814,927
VeraSun Energy Corp*	35,000	561,750
		5,376,677
Alternate Energy (Geothermal)-4.28%
Ormat Technologies, Inc.	110,000	3,599,200
WFI Industries Ltd. (Canada)	30,000	674,943
		4,274,143
Alternate Energy Related (Batteries/
Components for Hybrid Automobiles)-4.75%
Aisin Seiki Co., Ltd. (Japan)	60,000	1,753,272
Denso Corp. (Japan)	70,000	2,460,509
Matsushita Electric Industrial Co., Ltd. (ADR) (Japan)	25,000	528,250
		4,742,031

NEW ALTERNATIVES FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

September 30, 2006

(Unaudited)

	Shares	Market Value
Water-4.56%
Aqua America, Inc.	25,000	548,500
Badger Meter, Inc.	80,000	2,015,200
Companhia de Saneamento (ADR) (Brazil)	15,000	451,500
Kelda Group PLC (United Kingdom)	70,000	1,112,076
Pennon Group PLC (United Kingdom)	45,000	428,481
		4,555,757
Energy Conservation-13.78%
Asahi Glass Co., Ltd. (ADR) (Japan)	12,000	$1,480,879
Baldor Electric Co.	50,000	1,541,500
Color Kinetics, Inc.*	15,000	254,700
Compagnie de Saint-Gobain (France)	40,000	2,898,330
Itron, Inc.*	25,000	1,395,000
Johnson Controls, Inc.	5,000	358,700
Koninklijke Phillips Electronics N.V.	15,000	525,150
Schneider Electric SA (France)	35,000	3,899,382
Stantec, Inc. (Canada)*	40,000	735,200
Telvent GIT SA (Spain)*	50,000	670,500
		13,759,341
Natural Foods-2.61%
SunOpta, Inc. (Canada)*	100,000	1,057,000
United Natural Foods, Inc.*	50,000	1,549,500
		2,606,500
Recycling-0.96%
Commercial Metals Co.	10,000	203,300
Kadant, Inc.*	15,000	368,400
Sims Group Ltd. (Austrailia)	25,000	386,185
		957,885
Natural Gas Distribution-5.13%
Northwest Natural Gas Co.	35,000	1,374,800
Piedmont Natural Gas Co., Inc.	30,000	759,300
South Jersey Industries, Inc.	100,000	2,991,000
		5,125,100
Other (Industrial Gases Including
Hydrogen)-0.59%
Praxair, Inc.	10,000	591,600

Total Common Stock (Cost $65,686,723)		80,912,182

SHORT-TERM INVESTMENTS: 17.98%

NEW ALTERNATIVES FUND, INC.

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2006

(Unaudited)

CERTIFICATES OF DEPOSIT-0.50%	Par
Socially Concerned Banks	(000’s)	Market Value
Alternatives Federal Credit Union
Certificate of Deposit maturity 11/01/06 1.00%	$100	100,000
Carver Federal Savings Bank
Certificate of Deposit maturity 11/01/06 2.80%	100	100,000
Self-Help Credit Union
Certificate of Deposit maturity 11/10/06 4.65%	100	100,000
South Shore Bank
Certificate of Deposit maturity 10/30/06 4.50%	100	100,000
Chittenden Bank
Certificate of Deposit maturity 12/03/06 2.32%	100	100,000
Total Certificates of Deposit- (Cost-$500,000)		500,000
U.S. TREASURY BILLS-17.48%
4.85% due 10/05/06	4,000	3,997,306
4.86% due 10/12/06	2,000	1,996,760
4.82% due 10/19/06	4,000	3,989,824
4.66% due 10/26/06	2,000	1,993,276
4.55% due 11/02/06	2,500	2,489,573
4.36% due 11/09/06	3,000	2,985,467
Total U. S. Treasury Bills (cost $17,452,206)		17,452,206

Total Short-Term Investments
(Cost $17,952,206)		17,952,206

TOTAL INVESTMENTS (99.01%)
(Total Cost $83,638,929)**		$98,864,388

Other Assets in Excess of Liabilities-0.99%		987,374

Net Assets-100%		$99,851,762

* Non-income producing security.
** Aggregate cost for Federal income tax purpose is $83,638,929.

Aggregate unrealized appreciation:		$16,146,904
Aggregate unrealized depreciation:		(921,445)

Net aggregate unrealized appreciation:		$15,225,459

For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

Item 2.

Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NEW ALTERNATIVES FUND, INC.

By (Signature and Title)*	/s/ DAVID J. SCHOENWALD
David J. Schoenwald, Chief Executive Officer (principal executive officer)

Date:  November 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID J. SCHOENWALD
David J. Schoenwald, Chief Executive Officer (principal executive officer)

Date:  November 7, 2006

By (Signature and Title)*	/s/ DAVID J. SCHOENWALD
David J. Schoenwald, Chief Executive Officer (principal executive officer)

Date:  November 7, 2006

———————

*

Print the name and title of each signing officer under his or her signature.